LEASES (Tables)	12 Months Ended
Dec. 31, 2020
Lessee Disclosure [Abstract]
Schedule of Components of Lease Expense
a.	The components of operating lease costs were as follows:
Year ended December 31, 2020

Operating lease cost	$1,260
Sublease income	(-)

Total net lease costs	$1,260

Schedule of Supplemental Balance Sheet Information Related to Operating Leases
b.	Supplemental balance sheet information related to operating leases is as follows:

As of December 31, 2020

Operating lease ROU assets	$8,948
Operating lease liabilities, current	$742
Operating lease liabilities, long-term	$8,272
Weighted average remaining lease term (in years)	3.99
Weighted average discount rate	5.30%

Schedule of Future of Lease Payments
c.	Future lease payments under operating leases as of December 31, 2020, are as follows:

As of December 31, 2020

2021	$1,211
2022	1,187
2023	1,080
2024	1,049
2032- 2025	7,647

Total undiscounted lease payments	$12,174
Less: imputed interest	(3,160)

Present value of lease liabilities	$9,014